UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trilogy Capital LLC
Address: 2 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Compliance Officer
Phone:     203-971-3400

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     Greenwich, CT     February 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $137,582 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR CORP                       PUT              001765956       10   200000 SH  PUT  DEFINED                     0   200000        0
BORG WARNER INC                COM              099724106     9679   164000 SH       DEFINED                     0   164000        0
FORD MTR CO DEL                COM PAR $0.01    345370860    20728  2760000 SH       DEFINED                     0  2760000        0
GLOBALSTAR INC                 COM              378973408     1072    77094 SH       DEFINED                     0    77094        0
HAYES LEMMERZ INTL INC         COM NEW          420781304      782   200000 SH       DEFINED                     0   200000        0
LUCENT TECHNOLOGIES INC        SDCV 8.000% 8/0  549463AK3     5000  5000000 PRN      DEFINED                     0  5000000        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207      407     9409 SH       DEFINED                     0     9409        0
MAGNA INTL INC                 CL A             559222401     5639    70000 SH       DEFINED                     0    70000        0
MIRANT CORP NEW                COM              60467R100    28868   914400 SH       DEFINED                     0   914400        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126     1562   110997 SH       DEFINED                     0   110997        0
PORTLAND GEN ELEC CO           COM NEW          736508847     1363    50033 SH       DEFINED                     0    50033        0
SHIP FINANCE INTERNATIONAL L   SHS              G81075106     8057   339100 SH       DEFINED                     0   339100        0
SMURFIT-STONE CONTAINER CORP   PFD CV EX A 7%   832727200     7924   330149 SH       DEFINED                     0   330149        0
SUNCOR ENERGY INC              COM              867229106     3946    50000 SH       DEFINED                     0    50000        0
TENNECO INC                    COM              880349105    13275   537000 SH       DEFINED                     0   537000        0
TENNECO INC                    PUT              880349955       54   537000 SH  PUT  DEFINED                     0   537000        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    17514   677000 SH       DEFINED                     0   677000        0
VISTEON CORP                   COM              92839U107    11702  1380000 SH       DEFINED                     0  1380000        0